UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001743948

                  NewDay Funding Master Issuer plc
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________
Central Index Key Number of underwriter (if applicable): ____________

                             Giovanni Spingardi, +44 7780 044882
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

Attached as Exhibit 99.1 hereto is an asset agreed-upon procedures report of Deloitte LLP dated October 20, 2026.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 29, 2026

NEWDAY FUNDING TRANSFEROR LTD
(Securitizer and Depositor)

By:	/s/ Giovanni Spingardi_____
Name: Giovanni Spingardi
Title: Director

EXHIBIT INDEX
Exhibit Number

99.1     Asset Agreed-Upon Procedures Report of Deloitte LLP dated October 20, 2026.